Changes in Equity and Earnings Per Share - Summary of EPS (Detail) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings per share [abstract]
Profit attributable to equity holders of AB InBev	$ 4,368	$ 7,996	$ 1,241
Weighted average number of ordinary and restricted shares	1,975	1,971	1,717
Basic EPS from continuing and discontinued operations	$ 2.21	$ 4.06	$ 0.72
Profit from continuing operations attributable to equity holders of AB InBev	$ 4,368	$ 7,968	$ 1,193
Weighted average number of ordinary and restricted shares	1,975	1,971	1,717
Basic EPS from continuing operations	$ 2.21	$ 4.04	$ 0.69
Profit from continuing operations before exceptional items, attributable to equity holders of AB InBev	$ 6,793	$ 7,967	$ 4,853
Weighted average number of ordinary and restricted shares	1,975	1,971	1,717
Basic EPS from continuing operations before exceptional items	$ 3.44	$ 4.04	$ 2.83
Profit before exceptional items, discontinued operations, mark-to-market losses and hyperinflation impacts, attributable to equity holders of AB InBev	$ 8,644	$ 8,258	$ 5,237
Weighted average number of ordinary and restricted shares	1,975	1,971	1,717
Underlying EPS	$ 4.38	$ 4.19	$ 3.05
Profit attributable to equity holders of AB InBev	$ 4,368	$ 7,996	$ 1,241
Weighted average number of ordinary and restricted shares (diluted)	2,011	2,010	1,755
Diluted EPS from continuing and discontinued operations	$ 2.17	$ 3.98	$ 0.71
Profit from continuing operations attributable to equity holders of AB InBev	$ 4,368	$ 7,968	$ 1,193
Weighted average number of ordinary and restricted shares (diluted)	2,011	2,010	1,755
Diluted EPS from continuing operations	$ 2.17	$ 3.96	$ 0.68
Profit from continuing operations before exceptional items, attributable to equity holders of AB InBev	$ 6,793	$ 7,967	$ 4,853
Weighted average number of ordinary and restricted shares (diluted)	2,011	2,010	1,755
Diluted EPS from continuing operations before exceptional items	$ 3.38	$ 3.96	$ 2.77